Segment information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment information
Segment information

Operating segments

The Company provides drilling and related services to the offshore oil and gas industry. The Company has been organized into three operating segments:

1.
Floaters: Services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to semi-submersible rigs and drillships for harsh and benign environments in mid-, deep- and ultra-deep waters;

2.
Jack-up rigs: Services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to jack-up rigs for operations in harsh and benign environment; and

3.	Other: Operations including management services to third parties and related parties. Income and expenses from these management services are classified under this segment.

Segment results are evaluated on the basis of operating income, and the information given below is based on information used for internal management reporting.

In prior periods, the company reported a tender rigs segment, which related to services encompassing drilling, completion and maintenance of offshore production wells in South-east Asia, West Africa and the Americas. In these periods, the Company had drilling contracts related to self-erecting tender rigs and semi-submersible tender rigs. Following the sale of the majority of the tender rig business to SapuraKencana, which closed on April 30, 2013, and further the deconsolidation of Seadrill Partners LLC (“Seadrill Partners”) as at January 2, 2014, the Company no longer has any drilling contracts in the tender rig segment. Accordingly, the Company did not report this segment for the years ended December 31, 2016, December 31, 2015, and December 31, 2014. The Company however provides management services to Seadrill Partners and SeaMex which are recognized within the "Other" segment.

Revenues

	Year ended December 31,
(In US$ millions)	2016	2015	2014
Floaters	2,212	2,906	3,360
Jack-up rigs	865	1,293	1,478
Other	92	136	159
Total	3,169	4,335	4,997

Depreciation and amortization

	Year ended December 31,
(In US$ millions)	2016	2015	2014
Floaters	600	570	508
Jack-up rigs	210	208	185
Other	—	1	—
Total	810	779	693

Operating income – net income

	Year ended December 31,
(In US$ millions)	2016	2015	2014
		Restated
Floaters	759	340	1,992
Jack-up Rigs	267	664	275
Other	—	15	12
Operating income	1,026	1,019	2,279
Unallocated items:
Total financial items and other	(982)	(1,446)	1,827
Income tax expense	(199)	(208)	(19)
Net (loss)/ income	(155)	(635)	4,087

Drilling Units and Newbuildings - Total assets

(In US$ millions)	December 31, 2016	December 31, 2015
		Restated
Floaters	11,751	12,189
Jack-up Rigs	4,056	4,220
Total Drilling Units and Newbuildings	15,807	16,409
Assets held for sale	128	128
Investments in Associated companies	2,168	2,592
Marketable securities	110	291
Cash and restricted cash	1,443	1,292
Other assets	2,010	2,727
Total	21,666	23,439

 Capital expenditures – fixed assets

	Year ended December 31,
(In US$ millions)	2016	2015	2014
Floaters	192	950	2,327
Jack-up Rigs	35	95	776
Total	227	1,045	3,103

Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the Company’s revenues and fixed assets by geographic area:

Revenues

	Year ended December 31,
(In US$ millions)	2016	2015	2014
Brazil	491	877	991
Norway	475	641	1,071
Nigeria	431	499	21
Angola	419	527	707
United States	370	371	297
Others (1)	983	1,420	1,910
Total Revenue	3,169	4,335	4,997

(1)	Other countries represents countries in which the Company operates that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.

Major customers
In the years ended December 31, 2016, 2015 and 2014, the Company had the following customers with contract revenues greater than 10% in any of the years presented:

	Year ended December 31,
(US$ millions)	2016	2015	2014
Total S.A Group ("Total")	18%	16%	13%
Petroleo Brasileiro S.A ("Petrobras")	17%	19%	20%
Exxon Mobil Corp ("Exxon")	13%	14%	10%
LLOG	13%	9%	2%
Statoil ASA ("Statoil")	10%	12%	13%

Fixed assets – operating drilling units (1)

(In US$ millions)	December 31, 2016	December 31, 2015
Norway	2,456	2,094
Brazil	1,884	4,074
Angola	1,423	1,452
Others (2)	10,969	9,404
Total	14,276	14,930

(1)
The fixed assets referred to in the table are the Company’s operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

(2)	Other countries represents countries in which the Company operates that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.